Consolidated Schedule of Investments
July 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–27.44%
U.S. Treasury Floating Rate Notes–27.44%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.45%	01/31/2026	$80,400	$80,481,518
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.36%	04/30/2026	93,350	93,425,443
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.39%	07/31/2026	80,500	80,589,160
Total U.S. Treasury Securities (Cost $254,258,062)				254,496,121
		Expiration Date
Commodity-Linked Securities–3.89%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		08/25/2026	9,500	9,078,823
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/29/2026	11,300	11,212,376
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/27/2026	4,700	4,853,338
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		08/24/2026	11,800	10,917,543
Total Commodity-Linked Securities (Cost $37,300,000)				36,062,080
			Shares
Money Market Funds–61.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)			152,756,680	152,756,680
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.49%(d)(e)			88,659,533	88,659,533
Invesco Treasury Obligations Portfolio, Institutional Class, 4.15%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)			81,039,829	81,039,829
Total Money Market Funds (Cost $573,156,042)				573,156,042
Options Purchased–0.37%
(Cost $9,401,869)(f)				3,387,496
TOTAL INVESTMENTS IN SECURITIES–93.50% (Cost $874,115,973)				867,101,739
OTHER ASSETS LESS LIABILITIES–6.50%				60,260,734
NET ASSETS–100.00%				$927,362,473
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $36,062,080, which represented 3.89% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,269,511	$168,575,007	$(174,087,838)	$-	$-	$152,756,680	$4,993,336
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	110,226,460	149,731,126	(171,298,053)	-	-	88,659,533	3,060,487
Invesco Treasury Obligations Portfolio, Institutional Class	336,300,000	-	(85,600,000)	-	-	250,700,000	8,920,721
Invesco Treasury Portfolio, Institutional Class	44,106,515	313,067,870	(276,134,556)	-	-	81,039,829	1,873,135
Total	$648,902,486	$631,374,003	$(707,120,447)	$-	$-	$573,156,042	$18,847,679

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	08/15/2025	49	EUR	4,600.00	EUR	2,254,000	$1,007
EURO STOXX 50 Index	Put	09/19/2025	48	EUR	4,850.00	EUR	2,328,000	12,270
EURO STOXX 50 Index	Put	10/17/2025	48	EUR	4,800.00	EUR	2,304,000	19,282
EURO STOXX 50 Index	Put	11/21/2025	48	EUR	4,800.00	EUR	2,304,000	28,703
EURO STOXX 50 Index	Put	12/19/2025	45	EUR	4,700.00	EUR	2,115,000	28,707
EURO STOXX 50 Index	Put	01/16/2026	45	EUR	4,700.00	EUR	2,115,000	33,123
EURO STOXX 50 Index	Put	02/20/2026	45	EUR	5,100.00	EUR	2,295,000	77,288
EURO STOXX 50 Index	Put	05/15/2026	45	EUR	5,000.00	EUR	2,250,000	92,129
EURO STOXX 50 Index	Put	04/17/2026	45	EUR	5,100.00	EUR	2,295,000	92,386
EURO STOXX 50 Index	Put	07/17/2026	45	EUR	5,100.00	EUR	2,295,000	122,222
EURO STOXX 50 Index	Put	06/19/2026	45	EUR	5,200.00	EUR	2,340,000	134,239
EURO STOXX 50 Index	Put	03/20/2026	45	EUR	5,400.00	EUR	2,430,000	138,758
FTSE 100 Index	Put	08/15/2025	30	GBP	8,150.00	GBP	2,445,000	1,189
FTSE 100 Index	Put	09/19/2025	30	GBP	8,275.00	GBP	2,482,500	6,339
FTSE 100 Index	Put	10/17/2025	30	GBP	8,225.00	GBP	2,467,500	9,905
FTSE 100 Index	Put	11/21/2025	30	GBP	8,100.00	GBP	2,430,000	12,876
FTSE 100 Index	Put	01/16/2026	30	GBP	8,150.00	GBP	2,445,000	19,810
FTSE 100 Index	Put	12/19/2025	30	GBP	8,250.00	GBP	2,475,000	21,395
FTSE 100 Index	Put	02/20/2026	30	GBP	8,475.00	GBP	2,542,500	38,629
FTSE 100 Index	Put	05/15/2026	30	GBP	8,350.00	GBP	2,505,000	51,505
FTSE 100 Index	Put	04/17/2026	30	GBP	8,500.00	GBP	2,550,000	54,279
FTSE 100 Index	Put	03/20/2026	30	GBP	8,800.00	GBP	2,640,000	74,683
FTSE 100 Index	Put	06/19/2026	30	GBP	8,700.00	GBP	2,610,000	90,927
FTSE 100 Index	Put	07/17/2026	30	GBP	8,700.00	GBP	2,610,000	92,710
MSCI Emerging Markets Index	Put	08/15/2025	22	USD	1,080.00	USD	2,376,000	1,320
MSCI Emerging Markets Index	Put	09/19/2025	22	USD	1,080.00	USD	2,376,000	6,270
MSCI Emerging Markets Index	Put	12/19/2025	22	USD	1,080.00	USD	2,376,000	24,530
MSCI Emerging Markets Index	Put	10/17/2025	22	USD	1,160.00	USD	2,552,000	24,640
MSCI Emerging Markets Index	Put	01/16/2026	22	USD	1,060.00	USD	2,332,000	26,070
MSCI Emerging Markets Index	Put	11/21/2025	22	USD	1,125.00	USD	2,475,000	27,060
MSCI Emerging Markets Index	Put	02/20/2026	22	USD	1,070.00	USD	2,354,000	33,330
MSCI Emerging Markets Index	Put	03/20/2026	22	USD	1,090.00	USD	2,398,000	45,210
MSCI Emerging Markets Index	Put	04/17/2026	22	USD	1,100.00	USD	2,420,000	54,450
MSCI Emerging Markets Index	Put	05/15/2026	22	USD	1,100.00	USD	2,420,000	66,330
MSCI Emerging Markets Index	Put	06/18/2026	22	USD	1,140.00	USD	2,508,000	90,530
MSCI Emerging Markets Index	Put	07/17/2026	22	USD	1,220.00	USD	2,684,000	158,950
Nikkei 225 Index	Put	09/12/2025	12	JPY	36,500.00	JPY	438,000,000	11,141
Nikkei 225 Index	Put	09/12/2025	11	JPY	37,250.00	JPY	409,750,000	13,130
Nikkei 225 Index	Put	12/12/2025	11	JPY	37,000.00	JPY	407,000,000	50,332
Nikkei 225 Index	Put	12/12/2025	11	JPY	37,250.00	JPY	409,750,000	53,614
Nikkei 225 Index	Put	12/12/2025	11	JPY	37,500.00	JPY	412,500,000	57,261
Nikkei 225 Index	Put	03/13/2026	11	JPY	36,250.00	JPY	398,750,000	68,203
Nikkei 225 Index	Put	06/12/2026	11	JPY	34,250.00	JPY	376,750,000	69,662
Nikkei 225 Index	Put	03/13/2026	11	JPY	37,000.00	JPY	407,000,000	79,509
Nikkei 225 Index	Put	06/12/2026	11	JPY	35,000.00	JPY	385,000,000	79,509
Nikkei 225 Index	Put	03/13/2026	11	JPY	37,250.00	JPY	409,750,000	83,521
Nikkei 225 Index	Put	06/12/2026	11	JPY	36,000.00	JPY	396,000,000	94,098
Nikkei 225 Index	Put	09/11/2026	11	JPY	38,500.00	JPY	423,500,000	172,878
S&P 500 Index	Put	08/15/2025	5	USD	5,525.00	USD	2,762,500	1,262
S&P 500 Index	Put	09/19/2025	5	USD	5,650.00	USD	2,825,000	10,025
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Index	Put	10/17/2025	5	USD	5,750.00	USD	2,875,000	$23,000
S&P 500 Index	Put	11/21/2025	5	USD	5,825.00	USD	2,912,500	39,025
S&P 500 Index	Put	01/16/2026	4	USD	5,975.00	USD	2,390,000	53,400
S&P 500 Index	Put	04/17/2026	5	USD	5,625.00	USD	2,812,500	63,950
S&P 500 Index	Put	12/19/2025	5	USD	6,100.00	USD	3,050,000	70,100
S&P 500 Index	Put	05/15/2026	5	USD	5,650.00	USD	2,825,000	71,600
S&P 500 Index	Put	02/20/2026	5	USD	6,000.00	USD	3,000,000	79,250
S&P 500 Index	Put	03/20/2026	5	USD	5,975.00	USD	2,987,500	85,025
S&P 500 Index	Put	06/18/2026	5	USD	5,950.00	USD	2,975,000	104,100
S&P 500 Index	Put	07/17/2026	5	USD	6,225.00	USD	3,112,500	140,850
Total Index Options Purchased								$3,387,496

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	259	September-2025	$18,337,200	$1,338,121	$1,338,121
Gasoline Reformulated Blendstock Oxygenate Blending	197	August-2025	17,986,849	287,687	287,687
New York Harbor Ultra-Low Sulfur Diesel	213	November-2025	21,049,043	1,179,976	1,179,976
Silver	28	September-2025	5,139,680	76,118	76,118
WTI Crude	82	September-2025	5,592,400	413,695	413,695
Subtotal				3,295,597	3,295,597
Equity Risk
E-Mini Russell 2000 Index	438	September-2025	48,622,380	1,466,453	1,466,453
E-Mini S&P 500 Index	24	September-2025	7,649,100	410,298	410,298
EURO STOXX 50 Index	480	September-2025	29,251,225	119,309	119,309
FTSE 100 Index	178	September-2025	21,448,304	599,664	599,664
MSCI Emerging Markets Index	995	September-2025	61,605,425	1,312,753	1,312,753
Nikkei 225 Index	121	September-2025	33,058,355	2,424,864	2,424,864
Subtotal				6,333,341	6,333,341
Interest Rate Risk
Australia 10 Year Bonds	2,798	September-2025	204,604,005	329,115	329,115
Canada 10 Year Bonds	1,822	September-2025	158,478,233	(711,816)	(711,816)
Euro-Bund	798	September-2025	118,114,830	(1,292,237)	(1,292,237)
Japan 10 Year Bonds	172	September-2025	157,434,748	(874,564)	(874,564)
Long Gilt	791	September-2025	96,273,470	114,025	114,025
U.S. Treasury Long Bonds	1,134	September-2025	129,488,625	1,311,627	1,311,627
Subtotal				(1,123,850)	(1,123,850)
Total Futures Contracts				$8,505,088	$8,505,088

(a)	Futures contracts collateralized by $32,530,886 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19%	Monthly	60,500	December—2025	USD	6,883,055	$—	$43,016	$43,016
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	19,500	February—2026	USD	2,499,405	—	50,780	50,780
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	47,000	December—2025	USD	5,556,566	—	110,083	110,083
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	47,700	February—2026	USD	6,796,797	—	111,055	111,055
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	56,200	January—2026	USD	20,298,417	—	612,985	612,985
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	104,000	May—2026	USD	4,168,674	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	72,000	December—2025	USD	4,579,639	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	75,500	October—2025	USD	5,727,309	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	16,000	November—2025	USD	2,351,749	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	45,000	February—2026	USD	4,622,269	—	0	0
Subtotal									—	927,919	927,919
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.00	Monthly	139,000	October—2025	USD	29,708,484	—	330,554	330,554
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	183,000	October—2025	USD	29,863,770	—	42,085	42,085
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	180,000	October—2025	USD	29,955,600	—	61,166	61,166
Subtotal									—	433,805	433,805
Subtotal — Appreciation									—	1,361,724	1,361,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	22,500	February—2026	USD	6,724,816	$—	$(83,914)	$(83,914)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	275,000	May—2026	USD	3,450,205	—	(100,347)	(100,347)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	47,000	January—2026	USD	5,231,786	—	(30,569)	(30,569)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	33,500	February—2026	USD	4,249,884	—	(10,717)	(10,717)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index	0.20	Monthly	177,000	April—2026	USD	8,969,475	—	(59,968)	(59,968)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	47,000	February—2026	USD	7,594,960	—	(203,529)	(203,529)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	87,000	December—2025	USD	10,476,514	—	(170,050)	(170,050)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	640,000	December—2025	USD	9,207,040	—	(341,760)	(341,760)
Goldman Sachs International	Receive	Goldman Sachs Commodity Daily IC Selective Curve Strategy	0.25	Monthly	71,472	July—2026	USD	8,595,987	—	(300,511)	(300,511)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	5,000	June—2026	USD	118,324	—	(1,968)	(1,968)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	25,000	October—2025	USD	5,359,590	—	(234,475)	(234,475)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	15,500	February—2026	USD	4,435,868	—	(88,214)	(88,214)
Subtotal									—	(1,626,022)	(1,626,022)
Equity Risk
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	405,000	October—2025	USD	48,805,578	—	(52,874)	(52,874)
Subtotal — Depreciation									—	(1,678,896)	(1,678,896)
Total — Total Return Swap Agreements									$—	$(317,172)	$(317,172)

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $750,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.020%	Monthly	70,000	August—2025	JPY	266,585,200	$—	$60,196	$60,196
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.150%	Monthly	466,542	January—2026	JPY	1,778,192,175	—	391,704	391,704
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.060%	Monthly	367,469	January—2026	JPY	1,453,012,847	—	263,150	263,150
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	232,753	August—2025	JPY	919,036,858	—	175,259	175,259
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.100%	Monthly	71,519	August—2025	JPY	282,396,347	—	53,853	53,853
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.110%	Monthly	368,259	August—2025	JPY	1,454,089,074	—	277,293	277,293
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.440%	Monthly	1,298	November—2025	GBP	8,237,770	—	89,823	89,823
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.425%	Monthly	428	November—2025	GBP	3,653,981	—	42,471	42,471
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.439%	Monthly	1,572	November—2025	GBP	13,420,698	—	155,992	155,992
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	750	October—2025	GBP	6,996,277	—	252,604	252,604
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTR + 0.353%	Monthly	1,900	January—2026	EUR	15,672,216	—	210,074	210,074
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.030%	Monthly	222,114	August—2025	JPY	845,890,073	—	191,006	191,006
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	336,344	August—2025	JPY	1,280,919,035	—	289,238	289,238
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.440%	Monthly	550	October—2025	USD	6,795,052	—	55,427	55,427
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.490%	Monthly	1,030	October—2025	USD	12,725,279	—	103,799	103,799
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.430%	Monthly	400	October—2025	USD	6,155,388	—	69,608	69,608
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.510%	Monthly	880	October—2025	USD	13,541,854	$—	$153,137	$153,137
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.440%	Monthly	670	October—2025	USD	5,609,756	—	21,695	21,695
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.500%	Monthly	1,640	October—2025	USD	13,731,343	—	53,103	53,103
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.430%	Monthly	1,382	November—2025	GBP	8,770,877	—	95,636	95,636
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	390	October—2025	GBP	3,638,064	—	131,354	131,354
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.430%	Monthly	327	October—2025	GBP	3,050,377	—	110,135	110,135
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.460%	Monthly	333	October—2025	GBP	3,106,347	—	112,156	112,156
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.509%	Monthly	30	January—2026	GBP	281,459	—	7,980	7,980
Subtotal — Appreciation									—	3,366,693	3,366,693
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTR + 0.398%	Monthly	3,200	January—2026	EUR	15,510,944	—	(337,576)	(337,576)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTR - 0.085%	Monthly	3,900	September—2025	EUR	15,411,825	—	(57,948)	(57,948)
Subtotal — Depreciation									—	(395,524)	(395,524)
Total — Total Return Swap Agreements									$—	$2,971,169	$2,971,169

(a) Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $750,000.
(b) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Goldman Sachs Commodity Daily IC Selective Curve Strategy
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soymeal	100.00%

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Abbreviations:
EMU	—European Economic and Monetary Union
ESTR	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$254,496,121	$—	$254,496,121
Commodity-Linked Securities	—	36,062,080	—	36,062,080
Money Market Funds	573,156,042	—	—	573,156,042
Options Purchased	3,387,496	—	—	3,387,496
Total Investments in Securities	576,543,538	290,558,201	—	867,101,739
Other Investments - Assets*
Futures Contracts	11,383,705	—	—	11,383,705
Swap Agreements	—	4,728,417	—	4,728,417
	11,383,705	4,728,417	—	16,112,122
Other Investments - Liabilities*
Futures Contracts	(2,878,617)	—	—	(2,878,617)
Swap Agreements	—	(2,074,420)	—	(2,074,420)
	(2,878,617)	(2,074,420)	—	(4,953,037)
Total Other Investments	8,505,088	2,653,997	—	11,159,085
Total Investments	$585,048,626	$293,212,198	$—	$878,260,824

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund